Fair Value Measurement - Schedule of Fair Value of Financial Liabilities (Details) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Embedded Derivative, Beginning Balance
Classification of Redemption Obligation of preferred shares holder to Mezzanine	620
Revaluation of embedded derivative- financial income	(438)
Embedded Derivative, Ending Balance
Series C Convertible Preferred Stock [Member]
Conversion of Preferred Stock to common shares	$ (182)